Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The following table summarizes the Company’s tax position for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Income (loss) before income taxes	$(9,312)	$(95)	$24,740	$(24,740)
Income tax benefit (expense)	$(150)	$(974)	$(2,695)	$(2,518)
Effective income tax rate	(1.61%)	(1,025.26%)	10.89%	(10.18%)
The Company’s income tax provision and the corresponding annual effective tax rate are based on projected U.S. GAAP income and the currently enacted statutory tax rates in the various jurisdictions in which the Company operates. For interim reporting, the Company estimates the annual effective tax rate based on projected income for the full year and records a quarterly tax provision in accordance with the annual effective tax rate.
The Company’s effective tax rate is dependent on many factors, including the estimated amount of income subject to tax. Consequently, the effective tax rate can vary from period to period. The Company’s overall effective tax rate in each of the periods described above varies from the U.S. federal statutory rate primarily because (i) the Company was not subject to U.S. federal corporate income taxes prior to the Business Combination, (ii) a portion of equity-based compensation expense is non-deductible, both prior to the Business Combination and for the subsequent period and (iii) a portion of the Company’s income is allocated to non-controlling interests held in PWP OpCo in which the majority of any tax liability on such income is borne by the holders of such non-controlling interests and reported outside of the condensed consolidated financial statements.
The Business Combination resulted in a $16.1 million increase to the Company’s deferred tax asset primarily related to a step-up in the tax basis of certain assets that will be recovered as those assets are amortized. The remaining $2.3 million of the deferred tax asset balance as of September 30, 2021 is related to local and foreign income taxes in addition to the corporate income taxes resulting from the Business Combination. The Company evaluates the realizability of its deferred tax asset on a quarterly basis and adjusts the valuation allowance when it is more-likely-than-not that all or a portion of the deferred tax asset may not be realized. Management has recorded a partial valuation allowance related to the outside partnership basis of its investment in PWP OpCo for the amount of the deferred tax asset that is not expected to be realized. The Company believes it is more-likely-than-not that the remaining net deferred tax asset recorded as of September 30, 2021 will be recovered in the future based on all available positive and negative evidence. In connection with the step-up in tax basis generated on the day of the Business Combination, the Company has recorded a payable of $14.1 million pursuant to the terms of the tax receivable agreement.
As of September 30, 2021, the Company has not recorded any unrecognized tax benefits associated with uncertain tax positions. The Company does not expect there to be any material changes to uncertain tax positions within 12 months of the reporting date.
Income Taxes
The Company is treated as a partnership for U.S. federal and state income tax purposes, with certain exceptions. TPH Canada, PWP UK Ltd, PWP France and Perella Weinberg GmbH (“PWP Germany”) are treated as corporations in their respective foreign jurisdictions. The limited partners of the Company are individually liable for taxes on their allocable share of the Company’s taxable income or loss. The net tax basis in the Company’s assets and liabilities is less than the reported amounts on the financial statements by approximately $2.2 million and $38.2 million respectively, as of December 31, 2020 and 2019.
For the nine months ended September 30, 2019 and the year ended December 31, 2018, TPH Securities was treated as a C corporation for federal, state, and local income tax purposes. As of October 1, 2019, TPH Securities converted to a Texas limited liability company and is now treated as a disregarded entity for federal, state, and local income tax purposes. As such, previously recorded net deferred tax assets associated with TPH Securities have been written off during the year ended December 31, 2019.
Federal Income Taxes - For the nine months ended September 30, 2019 and the year ended December 31, 2018, TPH Securities was a C corporation and the Company’s only taxable subsidiary for U.S. federal income tax purposes.
State and Local Taxes - The Company is subject to New York City unincorporated business tax (“UBT”). The Company is also subject to Texas franchise tax which is based on modified gross revenue. For the nine months ended September 30, 2019 and the year ended December 31, 2018, TPH Securities was subject to state and local corporate income tax in Colorado, New York, and New York City.
Foreign Income Taxes - TPH Canada, PWP UK Ltd, PWP France and PWP Germany are subject to corporate income tax in their respective foreign jurisdictions.
The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
Income (loss) before income taxes	2020	2019	2018
U.S.	$(33,803)	$(176,157)	$(125,910)
Non-U.S.	12,914	14,561	2,695
Income (loss) before income taxes	$(20,889)	$(161,596)	$(123,215)
The current and deferred components of the income tax provision for the years ended December 31, 2020, 2019, and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
Current
Federal	$—	$—	$44
State	(1,427)	(1,480)	(2,106)
Foreign	(2,615)	(252)	(73)
Total current income tax benefit (expense)	(4,042)	(1,732)	(2,135)
Deferred
Federal	—	(627)	(471)
State	—	(64)	64
Foreign	589	—	—
Total deferred income tax benefit (expense)	589	(691)	(407)
Total income tax benefit (expense)	$(3,453)	$(2,423)	$(2,542)
The following is a reconciliation of the statutory U.S. federal income tax rate to the Company’s effective income tax rate for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Statutory U.S. Federal income tax rate	21.00%	21.00%	21.00%
Partnership income (loss) not subject to corporate tax	(21.00%)	(21.11%)	(21.38%)
State income taxes, net of federal benefit	(6.83%)	(0.94%)	(1.63%)
Foreign income taxes, net of federal benefit	(9.70%)	(0.16%)	(0.06%)
TPH Securities conversion	—%	(0.25%)	—%
Meals and entertainment	—%	—%	(0.06%)
Alternative Minimum Tax credit	—%	—%	0.07%
Other, net	—%	(0.04%)	—%
Effective income tax rate	(16.53%)	(1.50%)	(2.06%)
Current tax receivables and payables are included in Prepaid expenses and other assets and Accounts payable, accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition.
Deferred income taxes reflect the net effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and tax purposes. As of December 31, 2020 and December 31, 2019, the Company had deferred tax assets, net of $1.2 million and $0.0 million, respectively. Upon TPH Securities’ conversion to a limited liability company during the year ended December 31, 2019, the Company wrote off the previously recorded net deferred tax assets. As it relates to the deferred tax asset for TPH Canada, the Company concluded that the weight of historical evidence in the form of cumulative losses should be greater than the weight given to projections of future income, which cannot be substantiated until earned. As such, a full valuation allowance was recorded on the TPH Canada deferred tax asset. The balance of the valuation allowance was $1.0 million and $1.3 million as of December 31, 2020 and 2019, respectively. The Company believes that the realization of the remaining deferred tax assets is probable based on expectations of future taxable income in the jurisdiction in which it operates; therefore no additional valuation allowance has been recorded.
Deferred income taxes resulted from the following temporary differences as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax asset
Operating Lease Liabilities	$52	$—
Deferred Compensation	604	—
Fixed Assets	537	—
Foreign tax loss carryforward	987	1,255
Other	98	—
Deferred tax assets before valuation allowance	2,278	1,255
Valuation allowance	(1,024)	(1,255)
Total deferred tax assets	1,254	—
Deferred tax liability
Operating Lease Right of Use Assets	(40)	—
Total deferred tax liability	(40)	—
Deferred tax assets, net	$1,214	$—
The Company is subject to taxation in certain U.S. federal, state, local, and foreign jurisdictions. As of December 31, 2020, the Company’s tax years for 2020, 2019, 2018 and 2017 are generally subject to examination by the taxing authorities. TPH Securities is no longer subject to Texas franchise tax or Colorado corporate income tax examination for years after 2019 or before 2016.
The Company evaluated its tax positions and concluded there are no significant uncertain tax positions requiring recognition, measurement or disclosure in the consolidated financial statements as of December 31, 2020 and 2019. The Company does not expect the assessment of uncertain tax positions to significantly change in the next 12 months. During the years ended December 31, 2020, 2019, and 2018, no unrecognized tax benefits, or corresponding interest and penalties, have been recorded based on management’s analysis of the Company’s tax positions for all open tax years.